Equity - Share capital (Details)	12 Months Ended
	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 shares
Equity
Number of shares outstanding	56,851,399	57,587,563
Number of shares issued	56,851,399
Par value per share | $ / shares	$ 0.00005
Class B common shares
Equity
Number of shares issued	27,400,848
Votes per share | Vote	10
Percentage of total number of shares issued and outstanding	10.00%
Class A common shares
Equity
Number of shares issued	29,450,551
Votes per share | Vote	1